Accrued Compensation	12 Months Ended
Dec. 31, 2013
Compensation Related Costs [Abstract]
Accrued Compensation
Note 18 — Accrued Compensation

Accrued compensation represents amounts owed to officers of the Company for services rendered that remain outstanding. The principal is not subject to a fixed repayment schedule, and interest on the outstanding balances is payable at 8% per annum, compounding monthly. The respective interest amounts are included in Accrued Interest, under the Long-Term Liabilities. The unpaid principal amounts are shown as Long-Term Liabilities on the consolidated balance sheet.

	Accrued Compensation	Accrued Interest

Balance as at December 31, 2011	$810,096	$339,323
Additions 2012	200,000	103,315
Subtractions 2012	—	—
Balance as at December 31, 2012	1,010,096	442,638
Additions 2013	116,667	73,168
Subtractions 2013	(1,126,763)	(515,806)
Balance as at December 31, 2013	$—	$—

On March 27, 2013, the Company entered into a deferred compensation deferral and conversion option agreements with two of its officers, which agreements were subject to the closing of the Company’s planned public stock offering and which agreements were effective upon such closing on August 5, 2013. Pursuant to those agreements the officers each converted the entire long-term portion their deferred compensation amounts plus accrued interest into shares of the Company’s common stock and related warrants, at the conversion price of $2.00, equal to the offering price of the Company’s August 5, 2015 public stock offering.  Current accrued compensation and general accrued wages as at December 31, 2013 and 2012 is included in Accrued Expenses – please refer to Note 16.